INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The effective rate differs from the statutory rate of 34% for due to the following:

	2015	2014
Statutory rate on pre-tax book loss	(34.00)%	(34.00)%
Gain on change in fair value of derivatives	(11.5)%	-%
Stock based compensation	28.6%	23.0%
Financing costs	2.1%	2.4%
Valuation allowance	14.8%	8.6%
	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The Company’s deferred taxes as of December 31, 2015 and 2014 consist of the following:

	2015	2014
Non-Current deferred tax asset:
Net operating loss carry-forwards	$3,700,000	$2,300,000
Valuation allowance	(3,700,000)	(2,300,000)
Net non-current deferred tax asset	$-	$-